Fees Summary	Sep. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 173,310,226.00
Previously Paid Amount	0.00
Total Fee Amount	26,533.80
Total Offset Amount	0.00
Net Fee	$ 26,533.80